Segmentation of key figures - Net sales by region (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of geographical areas [line items]
Net sales to third parties	$ 2,482	$ 2,402	$ 4,926	$ 4,735
Percentage of entity's revenue	100.00%	100.00%	100.00%	100.00%
United States
Disclosure of geographical areas [line items]
Net sales to third parties	$ 1,141	$ 1,105	$ 2,290	$ 2,183
Percentage of entity's revenue	46.00%	46.00%	46.00%	46.00%
International
Disclosure of geographical areas [line items]
Net sales to third parties	$ 1,341	$ 1,297	$ 2,636	$ 2,552
Percentage of entity's revenue	54.00%	54.00%	54.00%	54.00%